Expense Example, No Redemption - FT Vest Nasdaq-100 Quarterly 15 Buffer ETF - FT Vest Nasdaq-100 Quarterly 15 Buffer ETF	Sep. 18, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 92
Expense Example, No Redemption, 3 Years	$ 287